Derivatives - Equity derivative contracts (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Jul. 05, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares
Derivatives
Net gains (losses) on investments		$ (1,733.9)	$ 3,445.1
Guaranteed value of securities to CVC and certain affiliates		486.8
Derivative financial assets		467.8	581.8
Long equity total return swaps
Derivatives
Cash received from settlement of derivative contracts		238.2	439.6
Notional amount of derivatives settled		63.0	1,876.7
Net gains (losses) on investments		(8.1)	243.0
Equity total return swaps - long positions, investment purposes
Derivatives
Notional amount of equity contracts entered into during the period		217.4
Equity total return swaps - long positions, individual equities
Derivatives
Notional amount		1,012.6	866.2
Equity total return swaps - long positions, individual equities | Fairfax subordinate voting shares
Derivatives
Notional amount		$ 732.5	$ 732.5	$ 935.0	$ 935.0
Number of shares under equity swap contracts (in shares) | shares		1,964,155	1,964,155	1,964,155	1,964,155
Notional amount per share (in dollars per share) | (per share)		$ 372.96	$ 372.96	$ 476.03	$ 476.03
Net gains (losses) on investments		$ 255.4	$ 222.7
RiverStone Barbados AVLNs
Derivatives
Guaranteed value of securities to CVC and certain affiliates	$ 543.4	486.8	1,300.0
Derivative financial assets		$ 30.7	$ 103.8